INCOME TAXES - Disclosure of detailed information about temporary difference, unused tax losses and unused tax credits (Details) - USD ($) $ in Thousands	Aug. 31, 2025	Aug. 31, 2024
Disclosure of Income Taxes [Line Items]
Tax Losses	$ 265,089	$ 275,536
Temporary Differences	49,370	38,431
Operating loss carry-forwards - Canada [Member]
Disclosure of Income Taxes [Line Items]
Tax Losses	163,451	162,555
Operating loss carry-forwards - South Africa [Member]
Disclosure of Income Taxes [Line Items]
Tax Losses	101,638	112,981
Mineral properties [Member]
Disclosure of Income Taxes [Line Items]
Temporary Differences	7,281	7,416
Financing Costs [Member]
Disclosure of Income Taxes [Line Items]
Temporary Differences	1,641	1,272
Property, plant and equipment [Member]
Disclosure of Income Taxes [Line Items]
Temporary Differences	688	692
Foreign Exchange [Member]
Disclosure of Income Taxes [Line Items]
Temporary Differences	38,833	27,807
Other [Member]
Disclosure of Income Taxes [Line Items]
Temporary Differences	$ 927	$ 1,244